Bank Borrowings (Details)			12 Months Ended
	Sep. 24, 2024	Nov. 30, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($)	Nov. 18, 2025 USD ($)	Nov. 18, 2025 HKD ($)	Jun. 25, 2025 USD ($)	Jun. 25, 2025 HKD ($)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 HKD ($)	Nov. 30, 2021 HKD ($)
Bank Borrowings [Line Items]
Trade financing			$ 4,496,807	$ 35,000,000
Interest rate percentage			3.75%	3.75%
Repayment of debt			$ 1,000,000
Long-term obligation amount			2,986,935		$ 3,225,899
Guarantee commitment			12,346,948				$ 96,100,000			$ 11,465,574	$ 89,240,000
Revolving trade financing			4,160,241		5,178,003
Account payable financing		$ 1,349,042												$ 10,500,000
Cash deposit			378,309				$ 2,944,490	$ 378,309	$ 2,944,490
Interest Paid, Excluding Capitalized Interest, Operating Activity			231,259		$ 283,024	$ 336,817
Hong Kong Interbank Offered Rate [Member]
Bank Borrowings [Line Items]
Instalment loan			$ 4,309,886	$ 33,545,132
Interest rate percentage			2%	2%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Outstanding principal			$ 3,200,106
Repayment of debt			$ 213,171
Bank Loans [Member]
Bank Borrowings [Line Items]
Weighted average annual interest rates for the bank loans			5.56%		5.47%	5.84%	5.56%
Hong Kong Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
U.S. Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
Singapore Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage			2.00%	2.00%
SCB Banking Facility [Member]
Bank Borrowings [Line Items]
Installment loan			$ 3,200,106		$ 3,416,955
DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate percentage	3.50%	3.75%
DBS Banking Facility [Member] | Hong Kong Dollars [Member]
Bank Borrowings [Line Items]
Interest rate percentage	1.75%	2.00%
Revolving Credit Facility [Member]
Bank Borrowings [Line Items]
Revolving trade financing			$ 960,135		$ 1,761,048
Hong Kong Interbank Offered Rate [Member] | DBS Banking Facility [Member]
Bank Borrowings [Line Items]
Interest rate percentage		2.00%
Maximum [Member]
Bank Borrowings [Line Items]
Guarantee commitment										12,346,948	96,100,000
Account payable financing												$ 1,349,042	$ 10,500,000
Minimum [Member]
Bank Borrowings [Line Items]
Guarantee commitment										$ 12,282,708	$ 95,600,000
Account payable financing												$ 578,161	$ 4,500,000